Goodwill and Other Intangible Assets (Schedule of net other intangible assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other intangible assets [Line Items]
Original cost	$ 2,196	$ 200
Accumulated amortization	125	20
Other intangible assets, Net	2,071	180
Useful life	3 years
Amortization expense	105	20
Intellectual property [Member]
Other intangible assets [Line Items]
Original cost	200	200
Accumulated amortization	87	20
Other intangible assets, Net	113	180
Useful life	3 years
Current technology [Member]
Other intangible assets [Line Items]
Original cost	1,456
Accumulated amortization	28
Other intangible assets, Net	1,428
Useful life	3 years
Customer relationships [Member]
Other intangible assets [Line Items]
Original cost	540
Accumulated amortization	10
Other intangible assets, Net	$ 530
Useful life	3 years